Commitments and Contingencies - Summary of Open Loan Commitments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 54,458	$ 43,365
Unused Commercial Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	62,910	59,790
Unused Home Equity Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	32,701	31,818
Unused Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	17,048	18,559
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual notional amount of instruments	$ 143	$ 228